RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Assets measured at fair value:
Cash and cash equivalents	$ 556	$ 614	$ 624	$ 614	$ 639	$ 627
Restricted cash	85		85
Property, plant and equipment, at fair value	40,094		38,696
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	(4,961)		(4,432)
BEPC exchangeable and class A.2 exchangeable shares	(4,692)		(4,168)
Non-recourse borrowings	(14,385)		(13,675)
Total	15,973		16,698
Investments in debt securities measured at amortized cost	296		566
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	32		8
Liabilities measured at fair value:
Financial instrument liabilities	(84)		(111)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	94		60
Liabilities measured at fair value:
Financial instrument liabilities	(164)		(108)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	87		115
Liabilities measured at fair value:
Financial instrument liabilities	(41)		(10)
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	2		37
Liabilities measured at fair value:
Financial instrument liabilities	(241)		(45)
Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	(409)		$ (378)
Level 1
Assets measured at fair value:
Cash and cash equivalents	556
Restricted cash	85
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	(4,961)
BEPC exchangeable and class A.2 exchangeable shares	(4,692)
Non-recourse borrowings	(1,688)
Total	(10,700)
Level 1 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 1 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	0
BEPC exchangeable and class A.2 exchangeable shares	0
Non-recourse borrowings	(12,697)
Total	(12,994)
Level 2 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	(34)
Level 2 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	94
Liabilities measured at fair value:
Financial instrument liabilities	(164)
Level 2 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	87
Liabilities measured at fair value:
Financial instrument liabilities	(41)
Level 2 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	2
Liabilities measured at fair value:
Financial instrument liabilities	(241)
Level 2 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment, at fair value	40,094
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership	0
BEPC exchangeable and class A.2 exchangeable shares	0
Non-recourse borrowings	0
Total	39,667
Level 3 | IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	32
Liabilities measured at fair value:
Financial instrument liabilities	(50)
Level 3 | Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Interest rate swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Level 3 | Tax equity
Liabilities measured at fair value:
Financial instrument liabilities	$ (409)